BANK INDEBTEDNESS AND LONG-TERM DEBT - Principal repayments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 1,543,678	$ 1,171,972
Long-Term Debt Besides Credit Facility Variable Interest Payments
Disclosure of detailed information about borrowings [line items]
Interest	373,988
Long-Term Debt Besides Credit Facility Variable Interest Payments | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	1,559,117
Long-Term Debt Besides Credit Facility Variable Interest Payments | Less than one year
Disclosure of detailed information about borrowings [line items]
Interest	59,758
Long-Term Debt Besides Credit Facility Variable Interest Payments | Less than one year | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	219
Long-Term Debt Besides Credit Facility Variable Interest Payments | One - two years
Disclosure of detailed information about borrowings [line items]
Interest	59,741
Long-Term Debt Besides Credit Facility Variable Interest Payments | One - two years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	437,156
Long-Term Debt Besides Credit Facility Variable Interest Payments | Two - three years
Disclosure of detailed information about borrowings [line items]
Interest	59,723
Long-Term Debt Besides Credit Facility Variable Interest Payments | Two - three years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	15,887
Long-Term Debt Besides Credit Facility Variable Interest Payments | Three - four years
Disclosure of detailed information about borrowings [line items]
Interest	59,704
Long-Term Debt Besides Credit Facility Variable Interest Payments | Three - four years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	503,924
Long-Term Debt Besides Credit Facility Variable Interest Payments | Four - five years
Disclosure of detailed information about borrowings [line items]
Interest	38,911
Long-Term Debt Besides Credit Facility Variable Interest Payments | Four - five years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	365
Long-Term Debt Besides Credit Facility Variable Interest Payments | Thereafter
Disclosure of detailed information about borrowings [line items]
Interest	96,151
Long-Term Debt Besides Credit Facility Variable Interest Payments | Thereafter | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	$ 601,566